Financial assets granted as collateral (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets granted as collateral (Tables) [Abstract]
Financial assets granted as collateral

30.   Financial assets granted as collateral

R$ thousand
On December 31
2017
Held for trading	801,182
Brazilian government securities	801,182
Available for sale (1)	59,482,796
Brazilian government securities	53,039,884
Corporate debt securities	825,287
Bank debt securities	4,904,070
Brazilian sovereign bonds	713,555
Loans and advances to banks	123,691,195
Interbank investments (2)	123,691,195
Total	183,975,173

(1) In 2017, it included unrealized gains in the amount of R$3,246,351 thousand and unrealized losses in the amount of R$557,974 thousand; and

(2) Refers to reverse repurchase agreements in which the underlying security has subsequently been sold in a separate repurchase agreement.